Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan Assets Measured at Fair Value
The Plan's assets measured at fair value were as follows:

	Fair Value Measurements
	as of December 31, 2025, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
Assets:
Mutual funds	$92,238,589	$—	$—	$92,238,589
Common stock	10,145,135	—	—	10,145,135
Total assets in the fair value hierarchy	102,383,724	—	—	102,383,724
Collective trust fund investments measured at NAV (1)	—	—	—	109,864,940
Total assets measured at fair value	$102,383,724	$—	$—	$212,248,664
1.In accordance with ASC 820 - Fair Value, certain investments that were measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented on the statement of net assets available for benefits.

	Fair Value Measurements
	as of December 31, 2024, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2024
Assets:
Mutual funds	$87,429,605	$—	$—	$87,429,605
Common stock	13,228,131	—	—	13,228,131
Total assets in the fair value hierarchy	100,657,736	—	—	100,657,736
Collective trust fund investments measured at NAV (1)	—	—	—	76,916,502
Total assets measured at fair value	$100,657,736	$—	$—	$177,574,238
1.In accordance with ASC 820 - Fair Value, certain investments that were measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented on the statement of net assets available for benefits.